Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$59,745,988.00	0.2342980	$45,065,050.92	0.1767257	$14,680,937.08
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$211,755,988.00	0.2090364	$197,075,050.92	0.1945440	$14,680,937.08

Weighted Avg. Coupon (WAC)	3.10%		3.10%
Weighted Avg. Remaining Maturity (WARM)	25.63		24.74
Pool Receivables Balance	$233,925,225.01		$218,707,405.02
Remaining Number of Receivables	30,291		29,519

Adjusted Pool Balance	$227,065,974.55		$212,385,037.47

III. COLLECTIONS

Principal:
Principal Collections	$14,853,654.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$221,595.14
Total Principal Collections	$15,075,249.84

Interest:
Interest Collections	$621,296.63
Late Fees & Other Charges	$40,779.91
Interest on Repurchase Principal	$-
Total Interest Collections	$662,076.54

Collection Account Interest	$20,541.54
Reserve Account Interest	$3,895.90
Servicer Advances	$-

Total Collections	$15,761,763.82

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$15,761,763.82
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,761,763.82

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$194,937.69	$-	$194,937.69	194,937.69
	Collection Account Interest					$20,541.54
	Late Fees & Other Charges					$40,779.91
Total due to Servicer						$256,259.14

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$72,690.95		$72,690.95
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$196,742.12		$196,742.12	196,742.12

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$15,158,353.39

9.	Regular Principal Distribution Amount:					14,680,937.08

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$14,680,937.08
	Class A-4 Notes				$-
	Class A Notes Total:		$14,680,937.08		$14,680,937.08
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$14,680,937.08		$14,680,937.08

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					477,416.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,859,250.46
Beginning Period Amount	$6,859,250.46
Current Period Amortization	$536,882.91
Ending Period Required Amount	$6,322,367.55
Ending Period Amount	$6,322,367.55
Next Distribution Date Required Amount	$5,808,655.13

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.74%	7.21%	7.21%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.49%	29,074	98.00%	$214,335,512.48
30 - 60 Days	1.18%	348	1.55%	$3,398,235.39
61 - 90 Days	0.27%	80	0.37%	$799,146.80
91-120 Days	0.06%	17	0.08%	$174,510.35
121 + Days	0.00%	0	0.00%	$-
Total		29,519		$218,707,405.02

Delinquent Receivables 30+ Days Past Due
Current Period	1.51%	445	2.00%	$4,371,892.54
1st Preceding Collection Period	1.50%	454	1.92%	$4,482,552.90
2nd Preceding Collection Period	1.44%	449	1.85%	$4,592,832.04
3rd Preceding Collection Period	1.51%	484	1.93%	$5,099,479.56
Four-Month Average	1.49%		1.92%

Repossession in Current Period		17		$144,248.84
Repossession Inventory		49		$92,414.08

Current Charge-Offs
Gross Principal of Charge-Offs				$364,165.29
Recoveries				$(221,595.14)
Net Loss				$142,570.15

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.73%

Average Pool Balance for Current Period				$226,316,315.02

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.76%
1st Preceding Collection Period				-0.20%
2nd Preceding Collection Period				0.35%
3rd Preceding Collection Period				-0.41%
Four-Month Average				0.12%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		38	2,114	$27,062,371.98
Recoveries		39	1,875	$(15,009,692.13)
Net Loss				$12,052,679.85
Cumulative Net Loss as a % of Initial Pool Balance				1.14%

Net Loss for Receivables that have experienced a Net Loss *		22	1,529	$12,111,613.32
Average Net Loss for Receivables that have experienced a Net Loss				$7,921.26

Principal Balance of Extensions				$707,670.80
Number of Extensions				65

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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